Intangible Assets - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of detailed information about intangible assets [line items]
Impairment loss for intangible assets	¥ 0	$ 0	¥ 0
Trade names [member]
Disclosure of detailed information about intangible assets [line items]
Legal life of intangible assets	10 years	10 years